Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	32.55%	23.07%	11.26%
Wilshire 2500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	39.72%	18.79%	15.54%